3. PATENTS	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS

Patents consist of the following:

	March 31, 2016	March 31, 2015
Patents	$211,645	$211,645
Accumulated amortization	(117,484)	(108,320)
	$94,161	$103,325

Amortization expense for patents for the years ended March 31, 2016 and 2015 approximated $9,000. Future amortization expense on patents is estimated to be approximately $9,000 per year based on the estimated life of the patents. The weighted average remaining life of our patents is approximately 4.8 years.